Summary of prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Prepaid insurance	$ 1,700	$ 81
Prepaid research and development	516	97
Other	210	112
Total	$ 2,426	$ 290